Long-term debt	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Long-term debt

9Long-term debt

	2020	2019
	$	$
ACOA Atlantic Innovation Fund (“AIF”), interest-free loan[1] with a maximum contribution of $3,786. Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000. As at December 31, 2020, the amount drawn down on the loan, net of repayments, is $3,744 (2019 - $3,744).	1,523	1,404

ACOA AIF, interest-free loan[1] with a maximum contribution of $3,000. Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000. As at December 31, 2020, the amount drawn down on the loan is $2,995 (2019 - $2,995).	1,219	1,237

ACOA Business Development Program, interest-free loan with a maximum contribution of $395, repayable in monthly payments commencing October 2015 of $3 until October 2017 and $6 until June 2023. As at December 31, 2020, the amount drawn down on the loan, net of repayments, is $167 (2019 - $184).	159	180

ACOA AIF, interest-free loan[1] with a maximum contribution of $2,944, annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 years and 10%, thereafter. As at December 31, 2020, the amount drawn down on the loan is $2,944 (2019 - $2,944).	1,097	1,481

TNC 120-140 Eileen Stubbs Ltd. (the Landlord) loan, with an original balance of $300, bearing interest at 8% per annum, is repayable in monthly payments of $4 beginning February 1, 2019 until May 1, 2028. As at December 31, 2020, the balance on the loan is $255 (2019 - $279).	255	279

Province of Nova Scotia (the “Province”), secured loan with a maximum contribution of $5,000, bearing interest at a rate equal to the Province’s cost of funds plus 1%, compounded semi-annually and payable monthly. The loan is repayable in monthly payments beginning January 1, 2021 of $83 plus interest until March 2026. The Corporation and its subsidiary have provided a general security agreement granting a first security interest in favour of the Province of Nova Scotia in and to all the assets of the Corporation and its subsidiary, including the intellectual property. As at December 31, 2020, the amount drawn down on the loan is $5,000 (2019 - $5,000).

	4,169	3,880

ACOA Regional Economic Growth through Innovation[1] – Business Scale-Up and Productivity Program, interest-free loan with a maximum contribution of $1,000. Annual repayments, commencing September 1, 2022, are calculated as a percentage of gross revenue from DPX-COVID-19 product(s) for the preceding fiscal year, at 5% when gross revenues are less than $5,000 and 10% when gross revenues are greater than $5,000. Subsequent to September 1, 2024, any outstanding balance is payable in full on December 31, 2024 from DPX-COVID-19 gross revenues. As at December 31, 2020, the amount drawn down on the loan is $900 (2019 - $nil).

	406	-
	8,828	8,461
Less: Current portion	1,094	88
	7,734	8,373

[1]The carrying amount of these loans are reviewed each reporting period and adjusted as required to reflect management’s best estimate of future cashflows, based on a number of assumptions, discounted at the original effective interest rate.

(13)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2020 and 2019
(Expressed in thousands of Canadian dollars except for share and per share amounts)

9Long-term debt (continued)

Total contributions received, less amounts that have been repaid as at December 31, 2020, is $16,005 (2019 -$15,147).

Certain ACOA loans and the Province loan require approval by ACOA or the Minister for the Province before the Corporation can pay management fees, bonuses, dividends or other distributions, or before there is any change of ownership of the Corporation. The Province loan requires the Corporation to obtain the written consent of the Province prior to the sale, disposal or abandonment of possession of the intellectual property of the Corporation or its subsidiary. If during the term of the Province loan, the head office, research and development facilities, or production facilities of the Corporation are moved from the Province, the Corporation is required to repay 40% of the outstanding principal of the loan.

In June 2019, the Corporation amended its loan agreement with the Province. Previously, the maturity date of the loan was August 9, 2020. The Corporation shall now start repaying the balance of the principal amount on the first day of January 2021, by making 60 monthly principal payments of $83 plus interest from January 2021 to December 2025. The annual interest rate remains at the Province’s cost of funds plus 1%.

In accounting for this change, the Corporation determined, based on industry risk, its own credit risk and the interest rate environment, that the effective interest rate of the loan of 11% remains appropriate. The difference between the carrying value of the loan before the amendment and after the amendment of $840 was recorded in the statements of loss and comprehensive loss as government assistance.

The Province loan requires certain early repayments if the Corporation’s subsidiary, or the Corporation on a consolidated basis, has cash flow from operations in excess of $1,500. The Province loan also requires repayment of the loan under certain circumstances, such as changes of control, sale or liquidation of the Corporation or the sale of substantially all of the assets of the Corporation.

The minimum annual principal repayments of long-term debt over the next five years, excluding the repayments of the Conditional ACOA loans for 2021 and beyond which are not determinable at this time, are as follows:

$
Year ending December 31, 2021	1,094
2022	850
2023	743
2024	642
2025	581

(14)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2020 and 2019
(Expressed in thousands of Canadian dollars except for share and per share amounts)

9Long-term debt (continued)

	2020	2019
	$	$
Balance – Beginning of year	8,461	8,150
Borrowings	1,000	–
Accreted interest and valuation adjustments	36	1,239
Revaluation of long-term debt	(628)	(840)
Repayment of debt	(41)	(88)

Balance – End of year	8,828	8,461
Less: Current portion	1,094	88

Non-current portion	7,734	8,373

The Corporation is in compliance with its debt covenants.